Goodwill and Other Intangible Assets - Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
2013	$ 4,048
2014	4,048
2015	3,260
2016	873
2017	813
2018-2019	1,400
Amortized balance of intangible assets, net	$ 14,442	$ 54,491